Business Combinations (Puget Energy Only) Narrative (Details) (USD $)	6 Months Ended			12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 PUGET ENERGY	Dec. 31, 2010 PUGET ENERGY	Dec. 31, 2009 PUGET ENERGY	Feb. 06, 2009 PUGET ENERGY Puget Holdings	Feb. 06, 2009 PUGET SOUND ENERGY, INC.	Feb. 05, 2009 PUGET SOUND ENERGY, INC.	Feb. 06, 2009 PUGET SOUND ENERGY, INC. PUGET ENERGY
Business Acquisition
Common stock, shares authorized (in shares)	1,000		1,000
Common stock, shares outstanding (in shares)	200		200
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, conversion rate due to cancelation (dollars per share)							$ 30.00
Fair value of consideration transferred							$ 3,900,000,000
Fair value of consideration transferred, funding by Puget Holdings							3,000,000,000
Fair value of consideration transferred, debt issued by Puget Energy							600,000,000
Fair value of consideration transferred, resulting from the step-up basis of the investors' previously owned shares							300,000,000
Acquisition related costs						47,100,000
Preferred stock defeased amount									1,900,000
Contributed Capital from Puget Energy										805,300,000
Contributed capital used to pay off long-term debt	1,273,000,000	744,000,000		484,000,000	443,000,000			779,300,000
Contributed capital used to pay off short-term debt								188,000,000
Contributed capital used to pay merger related costs								$ 26,000,000